Equity (Details) - USD ($)																																			12 Months Ended
		Feb. 10, 2026	Feb. 09, 2026	Jan. 30, 2026	Jan. 08, 2026	Jul. 17, 2025	Jul. 11, 2025	Jun. 05, 2025	May 19, 2025	Feb. 10, 2025	Nov. 04, 2024	Jul. 05, 2024	Mar. 05, 2024	Dec. 08, 2023	Dec. 01, 2023	Nov. 29, 2023	Nov. 24, 2023	Nov. 22, 2023	Sep. 05, 2023	May 18, 2023	May 17, 2023	Mar. 30, 2023	Mar. 28, 2023	Mar. 24, 2023	Feb. 03, 2023	Jan. 20, 2023	Jan. 05, 2023	Dec. 29, 2022	Sep. 09, 2022	Sep. 01, 2022	Jul. 15, 2022	May 09, 2022	Jan. 01, 2022	May 26, 2021	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Feb. 28, 2025	Nov. 01, 2022	Dec. 31, 2021
Equity [Line Items]
Shares issued																		14,830					320
Restricted shares, stock price (in Dollars)																																			$ 2,899,050
Share-based compensation expenses (in Dollars)																																			2,361,667	$ 4,360,000	$ 4,360,000
Offering amount (in Dollars)												$ 0																					$ 0
Consideration, amount (in Dollars)																							$ 24,078,675												40,067,357
Stock dividend paid													4,326
Warrants [Member]
Equity [Line Items]
Convertible note (in Dollars)																																								$ 6,000,000
Warrant term																																								5 years
Warrant exercisable value (in Dollars)																																								$ 3,153,600
Long-Term Investment [Member]
Equity [Line Items]
Shares issued																								194
Consideration, amount (in Dollars)																											$ 12,640,062
Percentage of equity interest																											31.00%
DTI Group Limited [Member] | Long-Term Investment [Member]
Equity [Line Items]
Subscription receivables (in Dollars)																																				15,906,186
Percentage of equity interest																								32.00%
Cancellation of shares																								194
Common Stock [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share)										$ 47.99997	$ 8				$ 0.4				$ 0.05			$ 0.00166667
Authorized share capital (in Dollars)										$ 240,000,000,000	$ 2,000,000,000
Divided shares										4,980,000,000	5,000,000,000
Re-designation shares																			243,903
Common stock share authorized										4,166,666,667
Additional shares of common stock															4,500,000,000
Shares issued											8
Ordinary shares, shares issued										20,000,000
Authorized share capital (in Dollars)										$ 150,000
Smartconn [Member] | Long-Term Investment [Member]
Equity [Line Items]
Percentage of appraisal price																											90.00%
Consideration, shares																											133
Boxinrui [Member]
Equity [Line Items]
Percentage of equity interest																							65.00%
RSUs [Member]
Equity [Line Items]
Sale of ordinary shares																															14
Subsequent Event [Member]
Equity [Line Items]
Authorized share capital (in Dollars)			$ 150,000
Subsequent Event [Member] | Common Stock [Member]
Equity [Line Items]
Divided shares		49,980,000,000	49,980,000,000
Ordinary shares, shares issued		20,000,000	20,000,000
Authorized share capital (in Dollars)		$ 1,500,000	$ 1,500,000
Restricted Share Units (“RSUs”) Issued for Consulting Services [Member]
Equity [Line Items]
Stock price (in Dollars)																															$ 13,080,000
Restricted Share Units (“RSUs”) Issued for Consulting Services [Member] | RSUs [Member]
Equity [Line Items]
Ordinary share issued					28
Split adjusted					1
Unrecognized share based compensation (in Dollars)																																				2,361,667
Shares Issued for Consulting Services [Member]
Equity [Line Items]
Stock price (in Dollars)																																			1,520,867
Restricted shares, stock price (in Dollars)														$ 1,500,000		$ 1,000,000																$ 766,919
Consulting fee expense (in Dollars)																																			3,665,970	1,474,999	$ 1,698,117
Shares Issued for Consulting Services [Member] | RSUs [Member]
Equity [Line Items]
Restricted share																															14
Private Placement [Member]
Equity [Line Items]
Restricted share						333,333	333,333
Net proceeds (in Dollars)																																			3,972,600
Price per share (in Dollars per share)																																						$ 109.5
Aggregate purchase amount (in Dollars)																	$ 40,000,000																					$ 3,972,600
Subscription receivables (in Dollars)																																			$ 25,800,000
Offering amount (in Dollars)																	$ 36,027,400
Consideration, amount (in Dollars)							$ 25,800,000
Shares Issued for Reserve [Member]
Equity [Line Items]
Stock reserved for issuance																																			7
Statutory Reserve [Member]
Equity [Line Items]
Allocation of statutory reserve percentage																																			10.00%
Registered capital percentage																																			50.00%
Statutory reserve balances (in Dollars)
YA II PN, LTD. [Member] | Warrants [Member]
Equity [Line Items]
Warrant issued																																								1
YA II PN, LTD. [Member] | Private Placement [Member]
Equity [Line Items]
Purchase of ordinary shares (in Dollars)																													$ 30,000,000
Market price percentage																													96.00%
TBS Capital LP [Member] | Private Placement [Member]
Equity [Line Items]
Shares issued																																					14
Purchase of ordinary shares (in Dollars)																												$ 15,000,000
Market price percentage																												96.00%
Net proceeds (in Dollars)																																				$ 500,000	$ 976,563
2018 Stock Option Plan [Member]
Equity [Line Items]
Ordinary share issued																										95
Stock option issued																																		9
Vested adjusted split shares																																		2
2018 Stock Option Plan [Member] | Stock Options [Member]
Equity [Line Items]
Split adjusted																																		72,576
Vesting shares																																		7
Stock options were fully vested																																		1
White Lion Capital LLC [Member] | Private Placement [Member]
Equity [Line Items]
Shares issued																																					16
Purchase of ordinary shares (in Dollars)																														$ 15,000,000
Market price percentage																														97.00%
Net proceeds (in Dollars)																																					$ 596,504
Spring Field Fund SPC [Member] | Private Placement [Member]
Equity [Line Items]
Purchase of ordinary shares (in Dollars)																					$ 600,000
Net proceeds (in Dollars)																				$ 600,000
Price per share (in Dollars per share)																					$ 48,312
Streeterville [Member]
Equity [Line Items]
Shares issued																									31
Conversion price (in Dollars)																									$ 3,128,453
Minimum [Member] | Common Stock [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share)										$ 0.00003					$ 0.4				$ 0.4
Authorized share capital (in Dollars)											$ 40,000,000,000				$ 200,000,000				$ 50,000,000			$ 16,666,700
Divided shares										833,333,333	250,000,000				500,000,000				125,000,000			333,333,333
Maximum [Member] | Common Stock [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share)										$ 48					$ 0.4				$ 0.4
Authorized share capital (in Dollars)										$ 40,000,000,000					$ 2,000,000,000				$ 200,000,000			$ 50,000,000
Divided shares															5,000,000,000				500,000,000			1,000,000,000
Share Consolidation [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share)																			$ 0.4
Share Consolidation [Member] | Common Stock [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share)																						$ 0.05
Class B Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share)																																			$ 0.00003	$ 0.00003
Authorized share capital (in Dollars)											$ 40,000,000,000
Common stock share authorized																																			20,000,000	20,000,000
Ordinary shares, shares issued																																			202,031	2,031
Common shares, shares outstanding																																			202,031	2,031
Class B Ordinary Shares [Member] | Common Stock [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share)										$ 48	$ 8				$ 0.4
Authorized share capital (in Dollars)										$ 240,000,000,000
Divided shares										3,333,333	20,000,000				20,000,000
Re-designation shares															18,000,000				2,000,000
Common stock share authorized															4,500,000,000				500,000,000
Ordinary shares, shares issued										20,000,000																									202,031
Common shares, shares outstanding																																				2,031
Class B Ordinary Shares [Member] | Common Stock [Member] | Annual General Meeting [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share)											$ 8
Shares issued											1,000,000
Class B Ordinary Shares [Member] | Subsequent Event [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share)			$ 20,000,000
Class B Ordinary Shares [Member] | Subsequent Event [Member] | Common Stock [Member]
Equity [Line Items]
Divided shares		1,666,000,000
Additional shares of common stock			45,000,000,000
Authorized share capital (in Dollars)		$ 1,500,000
Class B Ordinary Shares [Member] | Ms. Yuxia Xu [Member] | Shares Issued for Consulting Services [Member]
Equity [Line Items]
Restricted share																																91,666
Class B Ordinary Shares [Member] | Mr. Stewart Lor [Member]
Equity [Line Items]
Restricted share																																			4,500,000
Class B Ordinary Shares [Member] | Mr. Stewart Lor [Member] | Shares Issued for Consulting Services [Member]
Equity [Line Items]
Restricted share																																108,334
Class B Ordinary Shares [Member] | Ms. Yuxia Xu [Member]
Equity [Line Items]
Split adjusted																																			3,200,000
Class B Ordinary Shares [Member] | Minimum [Member] | Common Stock [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share)										$ 0.00003
Class B Ordinary Shares [Member] | Minimum [Member] | Subsequent Event [Member] | Common Stock [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share)		$ 0.00003	$ 0.00003
Class B Ordinary Shares [Member] | Maximum [Member] | Common Stock [Member]
Equity [Line Items]
Divided shares										5,000,000,000
Class B Ordinary Shares [Member] | Maximum [Member] | Subsequent Event [Member] | Common Stock [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share)		$ 0.00003
Class A Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share)	[1]																																		$ 0.0009	$ 0.0009
Divided shares											4,980,000,000
Common stock share authorized	[1]																																		1,666,000,000	1,666,000,000
Shares issued											19,000,000							19,206
Additional shares											4,750,000,000
Ordinary shares, shares issued	[1]																																		533,637	76,467
Split adjusted									77.4
Common shares, shares outstanding	[1]																																		533,637	76,467
Subscription receivables (in Dollars)																																				$ 40,000,000
Consideration, amount (in Dollars)																																			$ 30,938,757
Class A Ordinary Shares [Member] | Annual General Meeting [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share)											$ 8
Class A Ordinary Shares [Member] | DTI Group Limited [Member]
Equity [Line Items]
Ordinary shares, shares issued																																							64
Class A Ordinary Shares [Member] | Common Stock [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share)										$ 48	$ 0.4
Authorized share capital (in Dollars)										$ 830,000,000					$ 2,000,000,000
Divided shares										4,996,666,667	4,999,000,000				4,980,000,000
Re-designation shares															4,482,000,000				498,000,000
Common stock share authorized															4,500,000,000				500,000,000
Ordinary shares, shares issued										6																									533,637
Unissued shares										6
Share capital										1
Additional ordinary shares										4,166,666,667
Split adjusted	[2]																																		(194)	(10)
Common shares, shares outstanding																																				76,467
Class A Ordinary Shares [Member] | Common Stock [Member] | Annual General Meeting [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share)											$ 8
Additional shares of common stock											4,750,000,000
Class A Ordinary Shares [Member] | Common Stock [Member] | General Meeting [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share)										$ 8
Class A Ordinary Shares [Member] | Boxinrui [Member]
Equity [Line Items]
Consideration, shares																							320
Class A Ordinary Shares [Member] | Subsequent Event [Member]
Equity [Line Items]
Shares issued				43,209
Class A Ordinary Shares [Member] | Subsequent Event [Member] | Common Stock [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share)			$ 0.00003
Divided shares			4,980,000,000
Ordinary shares, shares issued		20,000,000
Class A Ordinary Shares [Member] | Private Placement [Member]
Equity [Line Items]
Split adjusted									77.4
Restricted share								124,031	124,031
Net proceeds (in Dollars)																																			$ 5,000,000
Share price of per share (in Dollars per share)																	$ 1,080
Subscription receivables (in Dollars)																																			$ 4,600,000
Class A Ordinary Shares [Member] | YA II PN, LTD. [Member] | Private Placement [Member]
Equity [Line Items]
Shares issued																																				32	409
Net proceeds (in Dollars)																																				$ 101,639	$ 6,864,652
Class A Ordinary Shares [Member] | 2018 Stock Option Plan [Member]
Equity [Line Items]
Split adjusted																										23
Stock reserved for issuance																										72
Class A Ordinary Shares [Member] | Advisory [Member] | Shares Issued for Consulting Services [Member]
Equity [Line Items]
Shares issued																	36,240
Restricted share														350		23
Class A Ordinary Shares [Member] | Minimum [Member] | Common Stock [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share)										$ 0.00003
Additional ordinary shares										16,666,667
Class A Ordinary Shares [Member] | Minimum [Member] | Subsequent Event [Member] | Common Stock [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share)		$ 0.00003
Class A Ordinary Shares [Member] | Maximum [Member] | Subsequent Event [Member] | Common Stock [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share)		$ 0.0009

[1]	Retroactively restated for one-for-thirty reverse split with effective date of February 10, 2026.
[2]	Retroactively restated for one-for-thirty reverse split with effective date of February 10, 2026.